INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net consisted of the following:

Intangible assets, net consisted of the following:

	As of September 30,
	2024	2025
	HK$	HK$
Computer software	652,000	652,000
Less: accumulated amortization	(383,500)	(457,900)
Intangible assets, net	268,500	194,100

Future estimated amortization expenses are disclosed as follows:	Future estimated amortization expenses are disclosed as follows:
Twelve months ending September 30,	HK$
2026	74,400
2027	47,816
2028	45,400
2029	26,484
194,100